Note 6 - Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

6. Property and Equipment, Net

Property and equipment, net consist of the following:

	September 30, 2013 (Unaudited)	December 31, 2012
Office equipment	$522,745	$522,745
Leasehold improvements	148,759	148,759
Vehicles	17,992	17,992
	689,496	689,496
Less: Accumulated depreciation and amortization	(670,402)	(642,619)
	$19,094	$46,877

Depreciation expense for the three months ended September 30, 2013 and 2012 was approximately $8,000 and $40,000, respectively. Depreciation expense for the nine months ended September 30, 2013 and 2012 was approximately $28,000 and $120,000, respectively.

6. Property and Equipment, Net

Property and equipment, net consist of the following:

	December 31, 2012	December 31, 2011
Office equipment	$522,745	$573,852
Leasehold improvements	148,759	148,759
Vehicles	17,992	17,992
	689,496	740,603
Less: Accumulated depreciation and amortization	(642,619)	(543,885)
	$46,877	$196,718

Depreciation expense for the twelve months ended December 31, 2012 and 2011 was approximately $150,000 and $193,000, respectively. Beginning in the fourth quarter 2010, concurrent with our change in business model to a pure a manufacturing and distribution business, a portion of depreciation expense related to leasehold improvements and equipment in our warehouse is allocated to cost of goods sold. All other depreciation is included in general and administrative expense.